Assets sold - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Hotel
Disclosure of assets sold and held for sale [Line Items]
Total consideration received in respect of asset disposals, net of costs paid and cash and cash equivalents disposed | $	$ (5)	$ 1,276
Gain on disposal of hotels | $		$ 871
InterContinental Paris - Le Grand [Member] | Europe [member]
Disclosure of assets sold and held for sale [Line Items]
Number of hotel sold | Hotel		1
Hotel disposal date		May 20, 2015
InterContinental Hong Kong [Member] | China [member]
Disclosure of assets sold and held for sale [Line Items]
Number of hotel sold | Hotel		1
Hotel disposal date		Sep. 30, 2015